Leases - Schedule of Components of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease expense	$ 72,591	$ 70,527	$ 83,060
Variable lease expense	25,443	22,562	23,331
Sublease income	(23,379)	(12,578)	(139)
Total operating lease expense	$ 74,655	$ 80,511	$ 106,252